Stock Option and Purchase Plans (Tables)	12 Months Ended
Jul. 01, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity Under Our Stock Incentive Plan

A summary of stock option activity under our stock incentive plan was as follows:

		Weighted Average	Weighted Average Remaining Contractual	Aggregate Intrinsic Value
	Shares	Exercise Price	Term (in years)	(in thousands)
Balance at June 28, 2015	163,907	$27.97
Exercised	(16,909)	$21.55
Terminated	(2,000)	$17.59
Balance at July 3, 2016	144,998	$28.86
Exercised	(6,490)	$20.96
Balance at July 2, 2017	138,508	$29.23
Exercised	(5,434)	$25.64
Balance at July 1, 2018	133,074	$29.37	3.4	$862
Exercisable as of:
July 1, 2018	133,074	$29.37	3.4	$862
July 2, 2017	129,498	$25.71	4.2	$1,361
July 3, 2016	103,798	$21.39	4.6	$2,174

Summary of Restricted Stock Activity Under Our Stock Incentive Plan

A summary of restricted stock activity under our stock incentive plan was as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at June 28, 2015	66,350	$45.03
Granted	28,750	$69.02
Vested	(20,300)	$23.69
Forfeited	(3,050)	$59.92
Nonvested Balance at July 3, 2016	71,750	$60.05
Granted	27,150	$43.87
Vested	(21,250)	$37.53
Forfeited	(1,800)	$58.24
Nonvested Balance at July 2, 2017	75,850	$60.61
Granted	27,950	$33.30
Vested	(30,400)	$62.99
Forfeited	(4,275)	$52.47
Nonvested Balance at July 1, 2018	69,125	$49.02